Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Schedule of accounts receivable
	September 30, 2018	December 31, 2017
Accounts receivable	$363	$38,279
Less: allowance for doubtful accounts	-	(3,054)
Accounts receivable, net	$363	$35,225

	December 31, 2017	December 31, 2016
Accounts receivable	$38,279	$14,362
Less: allowance for doubtful accounts	(3,054)	-
Accounts receivable, net	$35,225	$14,362